Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Operations (Parentheticals) - $ / shares	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares Subject to Possible Redemption [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Diluted net (loss) income per ordinary share	$ (0.03)	$ 0.12	$ (0.01)	$ 0.09	$ 0.09
Class A Ordinary Shares [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Diluted net (loss) income per ordinary share	(0.03)				0.09	$ 0.00
Class B Ordinary Shares [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Diluted net (loss) income per ordinary share	(0.03)	0.12	(0.01)	0.09	0.09	$ 0.00	$ 0.27
As Previously Reported [Member] | Class A Ordinary Shares Subject to Possible Redemption [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Diluted net (loss) income per ordinary share	(0.36)	0.20	(0.02)	0.15	(0.05)
As Previously Reported [Member] | Class A Ordinary Shares [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Diluted net (loss) income per ordinary share	(0.36)				(0.05)
As Previously Reported [Member] | Class B Ordinary Shares [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Diluted net (loss) income per ordinary share	(0.36)	0.20	(0.02)	0.15	(0.05)
Restatement Impacts [Member] | Class A Ordinary Shares Subject to Possible Redemption [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Diluted net (loss) income per ordinary share	0.33	(0.08)	0.01	(0.06)	0.14
Restatement Impacts [Member] | Class A Ordinary Shares [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Diluted net (loss) income per ordinary share	0.33				0.14
Restatement Impacts [Member] | Class B Ordinary Shares [Member]
Schedule of Unaudited Condensed Consolidated Statement of Operations [Line Items]
Diluted net (loss) income per ordinary share	$ 0.33	$ (0.08)	$ 0.01	$ (0.06)	$ 0.14